Equity	6 Months Ended
Jun. 30, 2016
Equity [Abstract]
Equity

12. Equity

As at December 31, 2015 and June 30, 2016, the Company’s authorized share capital was 500 million common shares, par value US$0.0001 per share.

On August 11, 2007, the Company granted share options to purchase up to 6,125,374 common shares to its directors and employees, at exercise prices ranging from US$0.0001 to US$2.50 per share. These options have a weighted average grant date fair value of US$2.67 per option, and a total expected compensation cost, net of expected forfeitures, of US$15,564,801. These options have vesting periods based on length of service ranging from 10 to 60 months and will expire no later than August 10, 2017. These options are performance-based and did not begin vesting until the Company’s IPO was in effect. However, upon the effectiveness of the IPO, these awards had an immediate vesting of all shares that would have vested between the grant date and the effectiveness of the IPO.

In November 2007, the Company adopted the 2007 Long Term Incentive Plan (the “2007 Plan”) which provides for the grant of options, restricted shares, restricted stock units, stock appreciation rights and other stock-based awards to purchase its common shares. The maximum aggregate number of common shares which may be issued pursuant to all awards, including options, is 10 million common shares, subject to adjustment to account for changes in the capitalization of the Company.

In June 2015, the Company approved the 2015 Stock Option Plan to provide grant of options to purchase shares of company stock with maximum aggregate number of 20 million common shares, subject to adjustment to account for changes in the capitalization of the Company.

On May 23, 2014, the Board of Directors approved the 2014 RSU Plan, which is administered by the Compensation Committee of the Board of Directors. The 2014 RSU Plan provides for discretionary grants of restricted stock units, or RSUs, to or for the benefit of participating employees. The maximum number of common shares that may be delivered to 2014 RSU Plan participants in connection with RSUs granted under the 2014 RSU Plan is 10,000,000, subject to adjustment if the Company's outstanding common shares are increased, decreased, changed into or exchanged for a different number or kind of shares or securities of the Company through a reorganization, recapitalization, reclassification, stock dividend, stock split, reverse stock split or other similar transaction.

On May 23, 2014, the Company established a trust that is governed by a third party trustee and deposited US$7,042,725 into the trust. The trustee used the funds to acquire 4,234,884 common shares in the open market. The awards vest ratably over a three year service vesting period. The aggregate fair value of the restricted shares granted at the grant date shall be recognized as compensation expense using the straight-line method. The shares held by the third party trustee are legally outstanding as of June 30, 2016.

On April 10, 2015, under the 2014 RSU Plan, the Company deposited $3,259,998 into the trust. The trustee used the funds to acquire 2,076,964 common shares from the open market. The awards vest ratably over a three year service vesting period. The aggregate fair value of the restricted shares granted at the grant date shall be recognized as compensation expense using the straight-line method. The shares held by the third party trustee are legally outstanding as of June 30, 2016.

On April 1, 2016, under the 2014 RSU Plan, the Company deposited $4,003,999 into the trust. The trustee used the funds to acquire 1,614,220 common shares from the open market. The awards vest ratably over a three year service vesting period. The aggregate fair value of the restricted shares granted at the grant date shall be recognized as compensation expense using the straight-line method. The shares held by the third party trustee are legally outstanding as of June 30, 2016.

 (i) During the year ended December 31, 2015, 40,000 options were exercised at US$1.21 per share under the 2007 Plan.

(ii) During the year ended December 31, 2015, 2,179,902 common shares were repurchased at a total cost of US$3,349,172.

(iii) During the year ended December 31, 2015, 2,076,964 common shares were repurchased at a total cost of US$3,259,998 under the 2014 RSU Plan, which were granted to employees and directors.

(iv) During the year ended December 31, 2015, the Company distributed quarterly dividends of US$0.025 per common share to common shareholders amounting to a total of US$14,751,704.

(v) During the six months ended June 30, 2016, 530,600 options were exercised at US$1.21 per share under the 2007 Plan.

(vi) During the six months ended June 30, 2016, 40,876 options were exercised at US$2.11 per share under the 2007 Plan.

 (vii) During the six months ended June 30, 2016, 424,532 options were exercised at US$1.71 per share under the 2015 Plan.

(viii) During the six months ended June 30, 2016, 10,042,496 common shares were repurchased at a total cost of US$21,216,816.

(ix) During the six months ended June 30, 2016, 1,614,220 common shares were repurchased at a total cost of US$4,003,999 under the 2014 RSU Plan, which were granted to employees and directors.

(x) During the six months ended June 30, 2016, the Company distributed quarterly dividends of US$0.025 per common share to common shareholders amounting to a total of US$7,015,794.